Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 20, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Dec. 21, 2022
Related party transactions, description	Alpha has a voting interest in the Company of less than 10%, but has an ownership interest in the Company that exceeds 10%.
Rent expense				$ 38,400	$ 38,400
Rent expense		$ 19,200	$ 19,200
Board of Directors Chairman [Member]
Related party costs		$ 486,111	$ 514,764	$ 1,198,710	$ 728,986
Subsequent Event [Member]
Convertible note						$ 4,400,000
Sportshub Games Network [Member]
Ordinary shares percentage							4000.00%